Related party transactions - Summarizes the Company's related party transactions (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Related party transactions
Office salaries and benefits	$ 3,704,164	$ 2,431,670	$ 2,981,097
MAC Engineering, SASU
Related party transactions
Research and Development	997,479	2,028,793	405,416
Montana Strategies Inc.
Related party transactions
Office salaries and benefits			$ 21,481
Roger Moore
Related party transactions
Interest expense	45,448
California Electric Boat Company Inc.
Related party transactions
Rental expense	196,129	$ 16,503
Marine Ventures LLC
Related party transactions
Rental expense	148,032
Management fees	$ 254,084